Interim Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING REVENUES
Time charter revenues	$ 384,096	$ 376,301
Amortization of intangible liabilities-charter agreements	12,672	6,533
Total Operating Revenues	396,768	382,834
OPERATING EXPENSES
Vessel operating expenses (including $12,989 and $11,466 for each of the periods ended June 30, 2026 and 2025 to related party, respectively)	109,712	100,519
Time charter and voyage expenses (including $4,477 and $3,719 for each of the periods ended June 30, 2026 and 2025 to related party, respectively)	12,088	11,603
Depreciation and amortization	67,661	60,121
General and administrative expenses	16,022	8,674
Gain on sale of vessels	0	(28,343)
Operating Income	191,285	230,260
NON-OPERATING INCOME/(EXPENSES)
Interest income	11,272	7,871
Interest and other finance expenses	(18,779)	(20,463)
Other income, net	2,854	3,994
Fair value adjustment on derivative asset and other financial instruments	(1,127)	(2,831)
Total non-operating expenses	(5,780)	(11,429)
Income before income taxes	185,505	218,831
Income taxes	0	0
Net Income	185,505	218,831
Earnings allocated to Series B Preferred Shares	(4,768)	(4,768)
Net Income available to Class A Common Shareholders	$ 180,737	$ 214,063
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic (in Shares)	36,005,151	35,598,601
Diluted (in Shares)	36,652,419	35,685,734
Net Earnings per Class A common share
Basic (in Dollars per share)	$ 5.02	$ 6.01
Diluted (in Dollars per share)	$ 4.93	$ 6